Certificate Liabilities - Schedule of Relationship and Fair Value of the Certificate Liability Programs and the Assets Held to Hedge (Details)	6 Months Ended
Jun. 30, 2026
Schedule of Relationship and Fair Value of the Certificate Liability Programs and the Assets Held to Hedge [Line Items]
Fair value methodology, Liabilities	Price of referenced digital assets
CS Physical Certificate Liabilities [Member]
Schedule of Relationship and Fair Value of the Certificate Liability Programs and the Assets Held to Hedge [Line Items]
Fair value methodology, Liabilities	Price of referenced digital asset
Type of asset economically hedging the liability	Referenced digital asset
Fair value methodology, Assets	Quoted price of digital asset in principal market at 11:59:59 GMT
Location on Consolidated Balance Sheets	Digital assets — held for operations
XBT Physical Certificate Liabilities [Member]
Schedule of Relationship and Fair Value of the Certificate Liability Programs and the Assets Held to Hedge [Line Items]
Type of asset economically hedging the liability	Referenced digital asset
Fair value methodology, Assets	Quoted price of digital asset in principal market at 11:59:59 GMT
Location on Consolidated Balance Sheets	Digital assets — held for operations
XBT Certificate Liability [Member]
Schedule of Relationship and Fair Value of the Certificate Liability Programs and the Assets Held to Hedge [Line Items]
Fair value methodology, Liabilities	Traded price of XBT certificate liability, adjusted for material market conditions related to movements in the underlying coin prices through 11:59:59 GMT
Type of asset economically hedging the liability	Referenced digital asset
Fair value methodology, Assets	Quoted price of digital asset in principal market at 11:59:59 GMT
Location on Consolidated Balance Sheets	Digital assets — held for operations
XBT Certificate Liability [Member] | Digital asset ETPs [Member]
Schedule of Relationship and Fair Value of the Certificate Liability Programs and the Assets Held to Hedge [Line Items]
Type of asset economically hedging the liability	Digital asset ETPs which track the referenced digital asset price
Fair value methodology, Assets	Price of digital asset ETP
Location on Consolidated Balance Sheets	Digital asset exchange traded products
XBT Certificate Liability [Member] | Digital Asset Futures [Member]
Schedule of Relationship and Fair Value of the Certificate Liability Programs and the Assets Held to Hedge [Line Items]
Type of asset economically hedging the liability	Digital asset futures which track the referenced digital asset price
Fair value methodology, Assets	Price of digital asset future
Location on Consolidated Balance Sheets	Prepaids and other current assets Other non-current assets